RELATED PARTIES TRANSACTIONS (Schedule of Balances with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Trade payable		$ 2	$ 3
Other accounts payable	45	22	121
Loans from shareholders			$ 20